Disclosure of cash and cash equivalents (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement [Line Items]
Cash	$ 411,223	$ 375,799
Guaranteed investment certificates	0	1,936,480
Cash and cash equivalents	$ 411,223	$ 2,312,279	$ 3,175,292	$ 9,895,463